FAEGRE DRINKER BIDDLE & REATH LLP

One Logan Square

Suite #2000

Philadelphia, PA 19103-6996

(215) 988-2700

Fax (215) 988-2757

February 3, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Destra International and Event-Driven Credit Fund
File Nos. (333-221584/811-23309)

Ladies and Gentlemen:

On behalf of Destra International and Event-Driven Credit Fund (the "Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Registrant’s Prospectus and Statement of Additional Information, that would have been filed under paragraph (b) or (c) of Rule 497 under the 1933 Act would not have differed from the Prospectus and Statement of Additional Information contained in the Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-2 under the 1933 Act and Post-Effective Amendment No. 8 to its Registration Statement under the Investment Company Act of 1940, as amended, which was filed on January 28, 2020 and effective February 1, 2020 (SEC Accession No. 0001104659-20-007586).

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-2959.

Sincerely yours,

/s/ Joshua B. Deringer

Joshua B. Deringer, Esquire